Expense Example - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor China Region Fund - Class A
Expense Example:
1 year	$ 692
3 years	940
5 years	1,207
10 years	1,967
Fidelity Advisor China Region Fund - Class C
Expense Example:
1 year	300
3 years	618
5 years	1,062
10 years	2,102
Fidelity Advisor China Region Fund - Class M
Expense Example:
1 year	494
3 years	799
5 years	1,125
10 years	2,046
Fidelity Advisor China Region Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Advisor China Region Fund - Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002